UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.37%
CLOSED-END FUNDS - 20.75%
CORE - 6.72%
Adams Diversified Equity Fund, Inc.	326,725	$4,969,487
General American Investors Company, Inc.	113,392	4,083,246
Liberty All-Star Equity Fund	753,639	4,544,443
Royce Micro-Cap Trust, Inc.	150,275	1,409,579
Royce Value Trust	24,952	393,992
Source Capital, Inc.	21,821	883,969
Sprott Focus Trust, Inc.	62,266	481,316
Tri-Continental Corporation	103,395	2,641,742
		19,407,774
DEVELOPED MARKET - 0.80%
Aberdeen Singapore Fund, Inc.	47,257	549,126
Japan Smaller Capitalization Fund, Inc.	69,280	870,850
Morgan Stanley Asia-Pacific Fund, Inc.	23,146	399,037
New Germany Fund, Inc. (The)	18,171	337,454
Swiss Helvetia Fund, Inc. (The)	13,124	166,937
		2,323,404
EMERGING MARKETS - 4.39%
Aberdeen Chile Fund, Inc.	34,408	288,683
Central Europe, Russia and Turkey Fund, Inc. (The )	37,121	916,889
India Fund, Inc. (The)	81,886	2,190,450
Latin American Discovery Fund, Inc. (The)	12,736	153,851
Mexico Equity & Income Fund Inc. *	23,635	275,348
Mexico Fund, Inc. (The)	78,579	1,349,987
Morgan Stanley China A Share Fund, Inc.	121,400	2,896,604
Morgan Stanley Emerging Markets Fund, Inc.	23,288	406,143
Morgan Stanley India Investment Fund, Inc.	28,828	988,483
Templeton Dragon Fund, Inc.	38,480	800,384
Templeton Emerging Markets Fund	145,796	2,408,550
		12,675,372
ENERGY MLP - 0.42%
Kayne Anderson Midstream/Energy Fund, Inc.	72,242	1,061,957
Neuberger Berman MLP Income Fund Inc.	16,300	154,850
		1,216,807

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

GLOBAL - 1.45%
Alpine Global Total Dynamic Dividend Fund	27,150	$244,350
Delaware Enhanced Global Dividend and Income Fund	30,324	359,643
Gabelli Global Small and Mid Cap Value Trust (The)	28,520	376,749
GDL Fund (The)	96,213	982,335
Lazard Global Total Return & Income Fund, Inc.	34,860	584,254
Lazard World Dividend & Income Fund, Inc.	4,760	53,931
Royce Global Value Trust, Inc.	50,533	523,017
Voya Infrastructure, Industrials and Materials Fund	64,640	1,062,035
		4,186,314
GLOBAL INCOME - 0.05%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	135,744

INCOME & PREFERRED STOCK - 0.41%
LMP Capital and Income Fund Inc.	80,839	1,175,399

NATURAL RESOURCES - 2.59%
Adams Natural Resources Fund, Inc.	193,802	3,808,209
BlackRock Resources & Commodities Strategy Trust	415,503	3,693,822
		7,502,031
PACIFIC EX JAPAN - 0.15%
Thai Fund, Inc. (The)	43,653	425,180

REAL ESTATE - 2.01%
Alpine Global Premier Properties Fund	400,001	2,652,007
CBRE Clarion Global Real Estate Income Fund	322,144	2,544,938
RMR Real Estate Income Fund	31,211	602,996
		5,799,941
SECTOR EQUITY - 0.18%
Gabelli Healthcare & WellnessRx Trust	37,552	379,651
Nuveen Real Asset Income and Growth Fund	8,200	147,518
		527,169
UTILITY - 1.55%
Cohen & Steers Infrastructure Fund, Inc.	85,913	1,975,999
Reaves Utility Income Fund	78,739	2,496,026
		4,472,025

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

VALUE - 0.03%
Gabelli Dividend & Income Trust	4,177	$93,523

TOTAL CLOSED-END FUNDS		59,940,683

CONSUMER DISCRETIONARY - 9.66%
Amazon.com, Inc. *	3,400	3,268,590
Charter Communications, Inc. *	3,500	1,271,970
Comcast Corporation - Class A	103,000	3,963,440
Delphi Automotive PLC	3,000	295,200
Ford Motor Company	54,400	651,168
General Motors Company	18,000	726,840
Home Depot, Inc. (The)	25,000	4,089,000
Lowe's Companies, Inc.	17,000	1,358,980
McDonald's Corporation	16,600	2,600,888
Netflix, Inc. *	9,000	1,632,150
Newell Brands Inc.	11,000	469,370
NIKE, Inc.	28,000	1,451,800
Royal Caribbean Cruises Ltd.	4,500	533,430
Starbucks Corporation	30,000	1,611,300
Time Warner, Inc.	7,000	717,150
TJX Companies, Inc. (The)	9,000	663,570
Twenty-First Century Fox, Inc.	8,500	219,215
Walt Disney Company (The)	21,500	2,119,255
Yum! Brands, Inc.	3,500	257,635
		27,900,951
CONSUMER STAPLES - 5.91%
Altria Group, Inc.	29,000	1,839,180
Archer-Daniels-Midland Company	8,000	340,080
British American Tobacco p.l.c. - ADR	7,364	459,882
Clorox Company (The)	2,000	263,820
ConAgra Foods, Inc.	4,500	151,830
Constellation Brands, Inc.	4,000	797,800
Costco Wholesale Corporation	7,000	1,150,030
CVS Health Corporation	15,000	1,219,800
Estée Lauder Companies Inc. (The) - Class A	4,000	431,360
General Mills, Inc.	8,000	414,080
Kellogg Company	5,000	311,850
Kraft Heinz Company (The)	8,000	620,400
Kroger Company (The)	14,000	280,840

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Lamb Weston Holdings, Inc.	1	$47
Molson Coors Brewing Company - Class B	2,000	163,280
Mondelez International, Inc.	23,000	935,180
Monster Beverage Corporation *	8,000	442,000
PepsiCo, Inc.	20,000	2,228,600
Procter & Gamble Company (The)	29,000	2,638,420
Sysco Corporation	12,000	647,400
Tyson Foods, Inc.	5,000	352,250
Walgreens Boots Alliance, Inc.	18,000	1,389,960
		17,078,089
ENERGY - 3.57%
Baker Hughes, a GE company	3,000	109,860
Chevron Corporation	25,000	2,937,500
Concho Resources Inc. *	2,000	263,440
ConocoPhillips	17,000	850,850
Devon Energy Corporation	7,500	275,325
EOG Resources, Inc.	8,000	773,920
Exxon Mobil Corporation	50,000	4,099,000
Occidental Petroleum Corporation	10,900	699,889
Pioneer Natural Resources Company	2,000	295,080
		10,304,864
EXCHANGE-TRADED FUNDS - 2.18%
iShares Core S&P 500 ETF	10,000	2,529,300
SPDR S&P 500 ETF Trust	15,000	3,768,450
		6,297,750
FINANCIALS - 12.06%
Allstate Corporation (The)	8,000	735,280
Aon plc	7,000	1,022,700
Bank of America Corporation	201,000	5,093,340
Bank of New York Mellon Corporation (The)	21,000	1,113,420
BB&T Corporation	12,000	563,280
BlackRock, Inc. - Class A	2,000	894,180
Brighthouse Financial, Inc. *	1,271	77,277
Charles Schwab Corporation (The)	26,000	1,137,240
Chubb Limited	7,203	1,026,787
Citigroup Inc.	40,700	2,960,518
CME Group Inc.	4,000	542,720
Goldman Sachs Group, Inc. (The)	7,000	1,660,330
JPMorgan Chase & Co.	76,000	7,258,760
Loews Corporation	6,000	287,160

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Marsh & McLennan Companies, Inc.	10,000	$838,100
MetLife, Inc.	14,000	727,300
Moody's Corporation	4,000	556,840
Morgan Stanley	30,500	1,469,185
PNC Financial Services Group, Inc. (The)	10,000	1,347,700
S&P Global Inc.	6,000	937,860
State Street Corporation	8,000	764,320
U.S. Bancorp	23,000	1,232,570
Wells Fargo & Company	47,000	2,592,050
		34,838,917
HEALTH CARE - 11.60%
Abbott Laboratories	21,000	1,120,560
AbbVie Inc.	45,000	3,998,700
Aetna Inc.	7,000	1,113,070
Allergan plc	1,900	389,405
Amgen Inc.	20,000	3,729,000
Anthem, Inc.	4,000	759,520
Baxter International Inc.	11,000	690,250
Boston Scientific Corporation *	27,000	787,590
Bristol-Myers Squibb Company	22,000	1,402,280
Celgene Corporation *	16,000	2,333,120
Cigna Corporation	6,000	1,121,640
Eli Lilly and Company	7,000	598,780
Express Scripts Holding Company *	13,000	823,160
Gilead Sciences, Inc.	8,000	648,160
Humana Inc.	3,000	730,890
Johnson & Johnson	37,000	4,810,370
McKesson Corporation	2,000	307,220
Medtronic Plc	13,000	1,011,010
Mylan N.V. *	8,000	250,960
Regeneron Pharmaceuticals, Inc. *	2,000	894,240
Thermo Fisher Scientific Inc.	8,000	1,513,600
UnitedHealth Group Incorporated	19,000	3,721,150
Vertex Pharmaceuticals Incorporated *	5,000	760,200
		33,514,875
INDUSTRIALS - 8.36%
3M Company	9,000	1,889,100
Boeing Company (The)	12,000	3,050,520
Caterpillar Inc.	8,000	997,680
CSX Corporation	20,900	1,134,034
Cummins Inc.	2,000	336,060

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Danaher Corporation	9,000	$772,020
Delta Air Lines, Inc	15,000	723,300
FedEx Corporation	5,500	1,240,690
Deere & Company	6,000	753,540
Eaton Corporation plc	6,000	460,740
Fortive Corporation	3,500	247,765
General Dynamics Corporation	5,000	1,027,900
Honeywell International Inc.	11,000	1,559,140
Illinois Tool Works Inc.	6,500	961,740
Ingersoll-Rand Plc	4,000	356,680
Johnson Controls International plc	6,000	241,740
Norfolk Southern Corporation	4,000	528,960
Northrop Grumman Corporation	4,000	1,150,880
Raytheon Company	4,000	746,320
Republic Services, Inc.	4,000	264,240
Southwest Airlines Co.	12,000	671,760
Union Pacific Corporation	16,000	1,855,520
United Parcel Service, Inc.	10,100	1,212,909
United Technologies Corporation	11,000	1,276,880
Waste Management, Inc.	9,000	704,430
		24,164,548
INFORMATION TECHNOLOGY - 19.54%
Activision Blizzard, Inc.	6,700	432,217
Adobe Systems Incorporated *	10,000	1,491,800
Alphabet Inc. - Class A *	1,000	973,720
Alphabet Inc. - Class C *	6,002	5,756,578
Amphenol Corporation	8,000	677,120
Analog Devices, Inc.	10,500	904,785
Apple Inc.	39,000	6,010,680
Applied Materials, Inc.	27,000	1,406,430
Broadcom Limited	8,000	1,940,320
Cisco Systems, Inc.	50,000	1,681,500
Cognizant Technology Solutions Corporation	4,000	290,160
Corning Incorporated	19,000	568,480
eBay Inc. *	7,000	269,220
Electronic Arts Inc. *	6,000	708,360
Facebook, Inc. - Class A *	60,000	10,252,200
Intel Corporation	95,200	3,625,216
Intuit Inc.	5,000	710,700
Mastercard Incorporated	19,000	2,682,800
Microsoft Corporation	62,400	4,648,176

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Micron Technology, Inc. *	26,000	$1,022,580
NVIDIA Corporation	11,000	1,966,470
Oracle Corporation	45,700	2,209,595
PayPal Holdings, Inc. *	14,000	896,420
Symantec Corporation	7,000	229,670
TE Connectivity Ltd.	8,000	664,480
Texas Instruments Incorporated	20,000	1,792,800
Visa, Inc. - Class A	25,100	2,641,524
		56,454,001
MATERIALS - 1.97%
Air Products and Chemicals, Inc.	3,000	453,660
DowDuPont Inc.	30,820	2,133,669
Ecolab Inc.	4,000	514,440
Freeport-McMoRan Inc. *	18,100	254,124
LyondellBasell Industries N.V.	7,000	693,350
Monsanto Company	5,000	599,100
Nucor Corporation	6,300	353,052
Praxair, Inc.	5,000	698,700
		5,700,095
REAL ESTATE - 0.53%
American Tower Corporation	9,000	1,230,120
Weyerhaeuser Company	9,000	306,270
		1,536,390
TELECOMMUNICATION SERVICES - 1.71%
AT&T, Inc.	48,103	1,884,194
Verizon Communications, Inc.	62,000	3,068,380
		4,952,574
UTILITIES - 1.53%
American Electric Power Company, Inc.	7,000	491,680
DTE Energy Company	2,000	214,720
Edison International	4,500	347,265
NextEra Energy, Inc.	9,000	1,318,950
PG&E Corporation	7,000	476,630
Public Service Enterprises Group, Inc.	4,000	185,000
Sempra Energy	5,000	570,650
WEC Energy Group, Inc.	5,000	313,900
Xcel Energy Inc.	10,500	496,860
		4,415,655
TOTAL EQUITY SECURITIES (cost - $261,439,250)		287,099,392

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

SHORT-TERM INVESTMENT - 0.85%
MONEY MARKET FUND - 0.85%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.91%^ (cost - $2,442,981)	2,442,981	$2,442,981

TOTAL INVESTMENTS - 100.22% (cost - $263,882,231)		289,542,373

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%		(629,151)

NET ASSETS - 100.00%		$288,913,222

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2017:

Cost of portfolio investments	$263,885,220
Gross unrealized appreciation	$28,689,237
Gross unrealized depreciation	(3,032,084)
Net unrealized appreciation	$25,657,153

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$287,099,392	$-
Short-Term Investments	2,442,981	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$289,542,373	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2017, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2017.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended September 30, 2017, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on August 23, 2017 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 21, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 21, 2017

*	Print the name and title of each signing officer under his or her signature.